                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

           Report of the Calendar Quarter Ending September 30, 2000

                     If amended report check here:  _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.              S.E.C. File Number 28-6694
---------------------------------------------------------------

Business Address:

45 Milk Street               Boston     MA             02109
---------------------------------------------------------------
Street                       City       State          Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President       (617)338-0700
---------------------------------------------------------------

ATTENTION -  Intentional misstatements of omissions of facts constitute Federal
             Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 16th day of August 2000.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         /s/ Douglas C. Chamberlain
                                         -------------------------
                                         By: Douglas C. Chamberlain

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:              156

Form 13F Information Table Value Total:      433,815,899 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number              Name

___       _____________________              _____________________

                            APPLETON PARTNERS, INC.
                        DISCRETIONARY OWNERSHIP FOR 13F
                           AS OF SEPTEMBER 30, 2000

                                                                                             INVESTMENT                VOTING
                                                                                             DISCRETION              AUTHORITY
                                         TITLE                 FAIR     SHARES OR                      SHARED
                                          OF       CUSIP      MARKET    PRINCIPAL    SOLE   SHARED     OTHER     SOLE  SHARED  NONE
         NAME OF ISSUER                  CLASS    NUMBER      VALUE       AMOUNT     (A)     (B)        (C)      (A)    (B)    (C)
         --------------                 ------   --------   ---------   --------     ---   ---------   -----    -----  -----   ---
AT&T CORP                               COMMON   001957109   1,560,518     53,124     X                           X
ABBOTT LABS                             COMMON   002824100   4,013,086     84,375     X                           X
ADOBE SYSTEMS                           COMMON   00724F101     341,550      2,200     X                           X
AGILENT TECHNOLOGIES INC                COMMON   00846U101   1,693,335     34,602     X                           X
ALLIANCE CAPITAL MGMT HOLDING           COMMON   01855A101     675,685     13,480     X                           X
ALLSTATE CORP                           COMMON   020002101     347,500     10,000     X                           X
AMERICA ONLINE INC                      COMMON   02364J104     772,925     14,380     X                           X
AMERICAN EXPRESS CO                     COMMON   025816109   3,562,987     58,650     X                           X
AMERICAN HOME PRODS CORP                COMMON   026609107   3,355,492     59,455     X                           X
AMERICAN INTL GROUP INC                 COMMON   026874107   8,454,947     88,360     X                           X
AMGEN INC                               COMMON   031162100   1,066,974     15,280     X                           X
ANADARKO PETE CORP                      COMMON   032511107     242,513      3,649     X                           X
ANALOG DEVICES                          COMMON   032654105     546,150      6,600     X                           X
ATLAS CONSOLIDATED MNG & DEV-B          COMMON   049249303         230     76,533     X                           X
AUTOMATIC DATA PROCESSING               COMMON   053015103     491,866      7,355     X                           X
AVERY DENNISON CORP                     COMMON   053611109     208,687      4,500     X                           X
BP AMOCO PLC ADR                        COMMON   055622104     882,662     16,654     X                           X
BANK OF AMERICA CORP                    COMMON   060505104     205,520      3,924     X                           X
BATTLE MOUNTAIN BMG 6.000% 01/          CONVERT  071593AA5      35,500     50,000     X                           X
BELLSOUTH CORP                          COMMON   079860102   1,123,713     27,746     X                           X
BERKSHIRE HATHAWAY INC CL B             COMMON   084670207     654,120        316     X                           X
BEST BUY INC                            COMMON   086516101     836,669     13,150     X                           X
BIOMET INC                              COMMON   090613100     236,250      6,750     X                           X
BANK OF NY CAP TRUST 7.8% PREF          PREFERR  096564208     216,562      9,000     X                           X
BOEING CO                               COMMON   097023105     596,501      9,506     X                           X
BOSTON SCIENTIFIC CORP                  COMMON   101137107   1,376,641     83,750     X                           X
BRISTOL MYERS SQUIBB CO                 COMMON   110122108   3,707,888     64,485     X                           X
CVS CORP                                COMMON   126650100   4,889,072    105,567     X                           X

CALPINE CORP                            COMMON   131347106     334,050      3,200     X                           X
CARLISLE COS INC                        COMMON   142339100     203,350      4,900     X                           X
CHASE MANHATTAN CORP                    COMMON   16161A108     259,481      5,618     X                           X
CHEVRON CORP                            COMMON   166751107     636,817      7,470     X                           X
CISCO SYS INC                           COMMON   17275R102  14,269,583    258,273     X                           X
CITIGROUP                               COMMON   172967101   2,739,185     50,667     X                           X
COASTAL CORP                            COMMON   190441105     318,738      4,300     X                           X
COCA COLA CO                            COMMON   191216100   3,061,146     55,531     X                           X
CORNING INC                             COMMON   219350105     297,000      3,000     X                           X
COVAD COMMUNICATIONS                    COMMON   222814204     180,763     13,515     X                           X
DELL COMPUTER CORP                      COMMON   247025109   1,620,738     52,600     X                           X
DELTA AIRLINES 8.125% (7/01/39          PREFERR  247361405     243,031     10,100     X                           X
DIGITAL LIGHTWAVE INC                   COMMON   253855100   3,184,606     43,850     X                           X
DISNEY (WALT) COMPANY                   COMMON   254687106   2,015,584     52,695     X                           X
DU PONT E I DE NEMOURS                  COMMON   263534109     234,704      5,742     X                           X
E M C CORP                              COMMON   268648102  16,758,785    168,430     X                           X
EATON VANCE MUNI BOND FUND CLA          MUTUAL   277911749     547,396     55,971     X                           X
ELAN CORP PLC ADR                       COMMON   284131208     210,787      3,850     X                           X
EMERSON ELEC CO                         COMMON   291011104     360,192      5,376     X                           X
ENERGAS RES INC                         COMMON   29265E108       7,000     20,000     X                           X
ENRON CORP                              COMMON   293561106   8,035,418     91,686     X                           X
EXXON MOBIL CORPORATION                 COMMON   30231G102  14,796,765    166,059     X                           X
FANNIE MAE                              COMMON   313586109     417,560      5,840     X                           X
FIRST SEC CORP                          COMMON   336294103   1,133,083     69,461     X                           X
FIRST UNION CORP                        COMMON   337358105     262,167      8,145     X                           X
FLEETBOSTON FINANCIAL CORP              COMMON   339030108   7,720,752    197,968     X                           X
GANNETT INC                             COMMON   364730101     298,708      5,636     X                           X
GENERAL ELECTRIC                        COMMON   369604103  24,861,861    430,043     X                           X
GENERAL MTRS CORP                       COMMON   370442105     236,795      3,643     X                           X
GENERAL MOTORS CL H                     COMMON   370442832   3,903,788    104,997     X                           X
GILLETTE CO                             COMMON   375766102   2,883,416     93,390     X                           X
HALLIBURTON CO                          COMMON   406216101   3,739,804     76,420     X                           X
HARLEY DAVIDSON INC                     COMMON   412822108     521,837     10,900     X                           X
HARRIS CAPITAL CORP PFD SER A           PREFERR  414567206     209,000      9,500     X                           X
HEWLETT PACKARD CO                      COMMON   428236103   8,896,387     91,245     X                           X
HOME DEPOT INC                          COMMON   437076102   7,693,248    145,327     X                           X
HONEYWELL INT'L INC                     COMMON   438516106     548,839     15,406     X                           X
HUDSON UNITED BANCORP                   COMMON   444165104     391,391     14,168     X                           X
ILLINOIS TOOL WKS                       COMMON   452308109   1,748,999     31,302     X                           X
INTEL CORP                              COMMON   458140100  18,438,663    443,637     X                           X

I B M                                    COMMON   459200101   1,894,465     16,821     X                           X
JABIL CIRCUIT INC                        COMMON   466313103     454,000      8,000     X                           X
JOHNSON & JOHNSON                        COMMON   478160104   3,742,282     39,838     X                           X
JUNIPER NETWORKS INC                     COMMON   48203R104     904,212      4,130     X                           X
KEYCORP NEW                              COMMON   493267108     291,802     11,528     X                           X
LILLY, ELI AND COMPANY                   COMMON   532457108   4,693,081     57,850     X                           X
LUCENT TECHNOLOGIES INC                  COMMON   549463107   5,539,288    181,616     X                           X
MGIC INVESTMENT CORP                     COMMON   552848103     378,975      6,200     X                           X
MFS EMERGING GROWTH-CL B SM CA           MUTUAL   552985202     276,651      4,465     X                           X
MARSH & MCLENNAN COS INC                 COMMON   571748102     295,369      2,225     X                           X
MASCO CORP                               COMMON   574599106     245,384     13,175     X                           X
MASCOTECH INC 4.500% 12/15/03            CONVERT  574670AB1      50,400     72,000     X                           X
MCDONALDS CORP                           COMMON   580135101   1,700,160     56,320     X                           X
MCGRAW-HILL COMPANIES INC                COMMON   580645109     961,256     15,123     X                           X
MEDIAONE FIN TR 9.040% PFD (SE           PREFERR  584458202     216,075      8,600     X                           X
MEDTRONIC INC                            COMMON   585055106   2,613,941     50,450     X                           X
MERCK & CO INC                           COMMON   589331107  10,505,885    141,137     X                           X
MERRILL LYNCH & CO                       COMMON   590188108   5,844,300     88,550     X                           X
MERRILL LYNCH MUN BD FD                  MUTUAL   590193108     112,279     15,132     X                           X
MERRILL LYNCH PFD CAP TR II 8.           PREFERR  59021C203     259,794     10,550     X                           X
ML CAPITAL TRUST 7.280% PFD              PREFERR  59021K205     698,100     31,200     X                           X
MICROSOFT CORP                           COMMON   594918104   6,158,811    102,115     X                           X
MINNESOTA MNG & MFG CO                   COMMON   604059105     423,184      4,644     X                           X
MORGAN J.P. & CO INC                     COMMON   616880100   1,313,862      8,042     X                           X
MORGAN STANLEY DEAN WITTER               COMMON   617446448     376,540      4,118     X                           X
MOTOROLA INC                             COMMON   620076109     840,750     28,500     X                           X
NINE WEST GROUP 5.500% 07/15/0           CONVERT  65440DAC6     126,750    150,000     X                           X
NOKIA CORP ADR                           COMMON   654902204     740,000     18,500     X                           X
NORTEL NETWORKS CORP                     COMMON   656568102  11,264,837    189,325     X                           X
NORTHERN TR CORP                         COMMON   665859104     711,000      8,000     X                           X
OFFICE DEPOT                             COMMON   676220106     183,984     23,550     X                           X
OMNICOM GROUP                            COMMON   681919106   2,087,836     28,625     X                           X
ORACLE SYS CORP                          COMMON   68389X105   5,006,925     63,580     X                           X
PNC FINANCIAL CORP                       COMMON   693475105     689,000     10,600     X                           X
PARKER DRILLING CO 5.500% 08/0           CONVERT  701081AD3      84,750    100,000     X                           X
PEPSICO INC                              COMMON   713448108   1,605,400     34,900     X                           X
PFIZER INC                               COMMON   717081103   7,089,724    157,830     X                           X
PHARMACIA CORP                           COMMON   71713U102     868,325     14,427     X                           X
PHILIP MORRIS COS                        COMMON   718154107     903,731     30,700     X                           X
PROCTER & GAMBLE COMPANY                 COMMON   742718109   2,496,487     37,261     X                           X

PUTNAM VOYAGER FUND CL A                 MUTUAL   747012102     259,841      8,604     X                           X
QUANTUM CORP 7.000% 08/01/04             CONVERT  747906AC9   1,809,300  2,220,000     X                           X
QWEST COMMUNICATIONS                     COMMON   749121109   1,944,683     40,409     X                           X
T. ROWE PRICE INTL FUND                  MUTUAL   77956H203   1,007,366     59,998     X                           X
ROYAL DUTCH PETRO                        COMMON   780257804     756,651     12,624     X                           X
SBC COMMUNICATIONS INC                   COMMON   78387G103   2,593,999     52,010     X                           X
SANMINA CORP                             COMMON   800907107  23,936,823    255,667     X                           X
SARA LEE CORP                            COMMON   803111103     739,598     36,411     X                           X
SCHERING PLOUGH CORP                     COMMON   806605101   1,161,734     24,950     X                           X
SCHLUMBERGER LTD                         COMMON   806857108   3,943,592     47,910     X                           X
SCUDDER INTL FD INC COM                  MUTUAL   811165109     260,269      4,810     X                           X
SCUDDER INTL FD INC GRTR EURP            MUTUAL   811165406     877,192     27,550     X                           X
SEA CONTAINERS LTD CL A                  COMMON   811371707     934,831     40,100     X                           X
SHELL TRANS & TRADING LTD                COMMON   822703609     261,816      5,350     X                           X
SOFTWARE.COM                             COMMON   83402P104     215,366      1,187     X                           X
STAPLES INC                              COMMON   855030102     667,167     47,025     X                           X
STATE STREET CORP                        COMMON   857477103   4,453,193     34,229     X                           X
STOCKER & YALE INC                       COMMON   86126T203   3,833,544     98,296     X                           X
SUN MICROSYSTEMS INC                     COMMON   866810104  34,671,715    296,974     X                           X
SYMANTEC CORP                            COMMON   871503108   7,665,592    174,218     X                           X
SYMBOL TECHNOLOGIES                      COMMON   871508107     245,273      6,825     X                           X
TDS CAPITAL 8.500% PREFERRED S           PREFERR  87235W202     313,090     13,100     X                           X
TMP WORLDWIDE                            COMMON   872941109     901,600     11,200     X                           X
TARGET CORP                              COMMON   87612E106     923,525     36,040     X                           X
TELLABS INC                              COMMON   879664100   1,168,920     24,480     X                           X
TENNESSEE VALLEY AUTH QIDS96A7           PREFERR  880591201     221,950      9,200     X                           X
TERADYNE INC                             COMMON   880770102   8,313,620    237,532     X                           X
TEVA PHARMACEUTICAL INDS LTD A           COMMON   881624209     387,894      5,300     X                           X
TEXACO INC                               COMMON   881694103     491,085      9,354     X                           X
TEXAS INSTRUMENTS                        COMMON   882508104   4,741,053    100,075     X                           X
TIME WARNER INC                          COMMON   887315109   3,025,105     38,620     X                           X
TRANSCANADA PIPE 8.25% PFD (10           PREFERR  893526723     320,625     13,500     X                           X
TRIBUNE CO                               COMMON   896047107  10,236,257    234,642     X                           X
TYCO INTL                                COMMON   902124106     490,634      9,458     X                           X
UNION PAC CORP                           COMMON   907818108     202,475      5,200     X                           X
UNITED TECHNOLOGIES CORP                 COMMON   913017109     492,285      7,096     X                           X
UNITED HEALTH GROUP INC                  COMMON   91324P102     246,875      2,500     X                           X
VERISIGN INC                             COMMON   92343E102     506,406      2,500     X                           X
VERIZON COMMUNICATIONS                   COMMON   92343V104   1,519,097     31,362     X                           X
VIACOM INC CLASS B                       COMMON   925524308     619,808     10,595     X                           X

VODAFONE GROUP PLC SPONS ADR             COMMON   92857W100     320,050      8,650     X                           X
WAL MART STORES INC                      COMMON   931142103     899,360     18,688     X                           X
WELLS FARGO COMPANY                      COMMON   949746101     874,926     19,046     X                           X
WILLIAMS COS INC                         COMMON   969457100     396,305      9,380     X                           X
WORLDCOM INC                             COMMON   98157D106   6,818,276    224,470     X                           X
TRANSOCEAN SEDCO FOREX INC               COMMON   G90078109     378,600      6,458     X                           X
FLEXTRONICS INTL LTD                     COMMON   Y2573F102  15,788,778    192,253     X                           X
PACIFIC CENTURY CYBERWORKS               COMMON   Y6801N100      11,200     10,000     X                           X
                                                            433,815,899 10,398,725